Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations
Business Combinations

24. Business Combinations

The Group accounts for business combinations using the acquisition method of accounting, which requires the acquisition cost be allocated to the assets and liabilities of the Company acquired, including separately identifiable intangible assets, based on their estimated fair values. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, with the assistance of an independent valuation firm and management’s experience with similar assets and liabilities. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of these companies acquired. Other than these acquisitions mentioned, other acquisition is immaterial for the years ended December 31, 2018, 2019 and 2020.

Acquisition of Eall

On April 20, 2018, the Group acquired 100% equity interests of Eall, a private company that is a SaaS cloud service provider for the real estate agency service industry. Total consideration for this acquisition consisted of deemed issued shares, which is a right to receive 4,933,010 ordinary shares of the Company valued at RMB76.8 million upon completion of certain events and RMB401.0 million in cash. On August 12, 2019, the right to receive shares was replaced by a cash payment agreement with a cash consideration of RMB140.0 million. The difference between the cash consideration and the fair value of deemed issue shares which amounted to RMB63.2 million was recorded as compensation expenses as the ordinary shareholders of Eall were employees of the Group.

24. Business Combinations (Continued)

The acquisition was accounted for as a business combination and the operation results of Eall and its subsidiaries from the acquisition date have been included in the Group’s consolidated financial statements. The Group estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm. Consideration for Eall was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

Amounts
RMB
(in thousands)
Net assets acquired	39,996
Identifiable intangible assets
SaaS system	12,730
Customer relationships	2,950
Non‑competition agreement	2,740
Goodwill	424,051
Deferred tax liabilities	(4,605)
Total	477,862
Total purchase price is comprised of:
Cash consideration	401,026
Fair value of deemed issued shares	76,836
Total	477,862

The total cash consideration of RMB401.0 million less cash acquired of RMB42.2 million resulted in a net cash outlay of RMB358.8 million at the acquisition date. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill. Goodwill primarily represents the expected synergies expected from the combined operations of Eall and the Group, the assembled workforce and their knowledge and experience in the real estate industry of SaaS cloud service business in the PRC. The goodwill is not expected to be deductible for tax purposes. The fair value of deemed issue shares was classified as equity and recorded in additional paid-in capital. No subsequent purchase price adjustment has been made. Total identifiable intangible assets included SaaS system of RMB12.7 million with estimated useful life of 4 years, customer relationships of RMB3.0 million with estimated useful life of 3 years and non-competition agreement of RMB2.7 million with estimated useful life of 2.8 years.

The acquisitions above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.

24. Business Combinations (Continued)

Acquisition of Zhonghuan

On July 12, 2019, the Group acquired 62% of the ordinary shares (the “Phase I Transaction”) issued by Zhonghuan, a real estate agency company in central China. Pursuant to the acquisition agreement, the Group was obligated to purchase, and the selling shareholders were also obligated to sell the remaining 38% ordinary shares (the “Phase II Transaction”) of Zhonghuan after certain administrative procedures. The acquisition of Phase I and Phase II Shares was considered bundled transactions negotiated and entered into together as a package. Total consideration for the acquisition of Phase I shares consisted of RMB931.0 million in cash, and acquisition of Phase II shares consisted of RMB194.0 million in cash and an obligation to issue Class A Ordinary Shares to the selling shareholders of Zhonghuan with value equal to RMB716.4 million and the per share price used to calculate the number of shares was i) the Series D+ Preferred Shares issuance price if the Company has initiated Series D+ Preferred Shares financing before the end of December 31, 2019, or ii) otherwise, the Series D Preferred Share issuance price which was US$3.8. Therefore, the obligation to issue variable number of shares with a value equal to a fixed amount is considered a mandatorily redeemable non-controlling interest and classified as a liability measured at fair value, and changes in fair value were reflected in earnings. As of December 31, 2019, the Series D+ Preferred Shares financing was completed, thus the number of shares to be issued was determined based on a per share price of US$4.56 and the Company issued 22,315,135 Class A Ordinary Shares to the selling shareholders of Zhonghuan.

The acquisition had been accounted for as a business combination and the results of operations of Zhonghuan and its subsidiaries from the acquisition date have been included in the Group’s consolidated financial statements from August 1, 2019. The Group estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

Consideration for Zhonghuan was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

Amounts
RMB
(in thousands)
Net assets acquired (i)	114,849
Identifiable intangible assets (ii)
License	316,800
Trademark and domain name	28,600
Software	41,700
Goodwill (iii)	1,343,556
Non‑controlling interests (iv)	(124,807)
Deferred tax liabilities	(80,505)
Total	1,640,193
Total purchase price is comprised of:
Cash consideration	930,999
Fair value of mandatorily redeemable non‑controlling interest including cash of RMB193,982 and fair value of the obligation to issue ordinary shares of RMB482,671	676,653
Fair value of contingent consideration including contingently returnable consideration from seller of (RMB17,349) and contingent consideration payable to seller of RMB49,890 (v)	32,541
Total	1,640,193
(i)	Net assets acquired primarily included cash, cash equivalents of RMB163 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 7 years and a weighted-average amortization period of 3.7 years.

24. Business Combinations (Continued)

(iii)	The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill. Goodwill primarily represents the expected synergies from combining the Zhonghuan’s resources and experiences in real estate industry in central PRC with the Group’s current business. The goodwill is not expected to be deductible for tax purposes.
(iv)	Non-controlling interests were the interests allocated to the minority shareholders of subsidiaries of Zhonghuan. Fair value of the non-controlling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium.
(v)	The Group has a right to receive back a certain number of issued shares or certain amount cash from the seller according to the Earn-Out arrangement. Based on the premise that the Earn-Out arrangement is met, the Group has the obligation to pay contingent consideration when certain conditions occur. The contingently returnable consideration from seller and the contingent compensation to seller are measured at fair value through earnings with the assistance of an independent valuation firm. The amounts were RMB17 million and RMB50 million as of the acquisition date, and are recorded in other non-current assets and other non-current liabilities, respectively.

All the cash consideration for acquisition of Phase I Shares has been settled as of December 31, 2019. No subsequent purchase price adjustment has been made. The acquisitions above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.